Expense Example {- Franklin Rising Dividends VIP Fund} - FTVIP Class 4-61 - Franklin Rising Dividends VIP Fund - Class 4	May 01, 2021 USD ($)
Expense Example:
1 year	$ 102
3 years	318
5 years	552
10 years	$ 1,225